COMMITMENTS AND CONTINGENCIES (Details)		2 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($) item shares	Dec. 31, 2020 USD ($) item shares	Sep. 30, 2021 USD ($)	Feb. 25, 2021 item
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | item	3	3		3
Number of units sold | shares		4,125,000
Number of days granted options to purchase underwriter	45 days
Percentage of cash underwriting discount	2.00%	2.00%	2.00%
Underwriter cash discount	$ 6,325,000		$ 6,325,000
Deferred underwriting fees (as a percent)	3.50%	3.50%	3.50%
Deferred underwriting fee payable	$ 11,068,750		$ 11,068,750
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	4,125,000	31,625,000
Number of days granted options to purchase underwriter	45 days
Underwriter cash discount		$ 6,325,000
Deferred underwriting fee payable		$ 11,068,750